Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 56,996	$ 60,635	$ 110,055	$ 110,852
Share-based compensation	32,802	72,958	64,434	100,214
Travel expenses	11,323	9,786	21,735	18,729
Professional services	11,094	8,341	22,580	16,839
Office expenses	8,004	7,697	15,571	15,117
Other expenses	9,231	11,413	21,367	22,180
Total selling, general and administrative expenses	$ 129,450	$ 170,830	$ 255,742	$ 283,931